Schedule of assets held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Assets held for sale		$ 8,214
Kenshaw Electrical Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Assets held for sale		$ 8,214
Percent owned	100.00%